Related party transactions (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Zhizhu Network
Related party transactions
Marketing services provided by related party	3,388,750	925,000	2,242,500
PW Pictures
Related party transactions
Proceeds on disposal			360,000,000
Revenue or income from related party	6,261,059	680,970	138,074
Unknown Worlds
Related party transactions
Loan to related party			7,561,080
Youtang
Related party transactions
License fees paid to related party	3,000,000